Reserves for Future Policy Benefits and Claims Payable - Assessments and Interest Expense, Closed Block Life (Details) - Closed Block Life - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Net assessments collected	$ (107,000)	$ (102,000)
Interest accrual	$ 56,000	$ 56,000